Changes in the Group	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Changes in the Group

27 Changes in the Group
(a) Acquisitions
The Group acquired certain businesses and other tobacco assets as noted below. The financial impact of these transactions to the Group were immaterial individually and in aggregate. Except as noted, there were no material differences between the fair value and book values of net assets acquired in business combinations.
On 12 November 2020, the Group acquired 100% of the share capital in
Eastern Tobacco Company for Trading
, formerly known as Rafique Mohammed Sudki Jad Establishment for Trading when acting as BAT’s distributor in Saudi Arabia (KSA), for £50 million (SAR 246 million). Goodwill of £36 million, representing anticipated synergies, and trademarks and similar intangibles of £39 million, as well as £96 million of cash and cash equivalents, were recognised on acquisition.
On 8 April 2019, the Group via its U.S. subsidiary R.J. Reynolds Vapor Company (RJR Vapor), acquired a 45% stake in
VapeWild Holdings LLC
,
a vertically integrated vapour manufacturer and retailer for US$40 million. This was followed by a further acquisition of 15% on 24 June 2019 for US$8 million, giving the Group a 60% interest for US$48 million (£36 million). The Group consolidated VapeWild as a subsidiary from the date of the first investment. Goodwill of £11 million, representing a strategic premium to enter this segment of the U.S. vapour market, and trademarks and similar intangibles of £39 million were recognised on acquisition. Following the announcements with regard to flavours in vapour in the U.S., goodwill was impaired in full in 2019. The business was subsequently discontinued and liquidation proceedings commenced in December 2020.
On
21 December 2017
, the Group signed an agreement to acquire 100% of the share capital of
Twisp Proprietary Limited
, a South African e-cigarette/nicotine vapour company with a market share of circa 70% within South Africa and a leading presence in shopping malls via its branded kiosks outlets. Completion of the proposed acquisition was conditional upon South African anti-trust clearance, which was given in the second half of 2019 and BAT acquired control on 30 September 2019 for a purchase price of £25 million of which £6 million was deferred and contingent upon future performance in the market. Goodwill of £12 million, representing a strategic premium to enter this segment of the South African vapour market, and trademarks and similar intangibles of £15 million were recognised on acquisition. Due to difficult trading conditions, the goodwill and intangibles were fully impaired in 2020 and deferred consideration adjusted by £3 million. The final payment of deferred consideration of £3 million was paid in 2021.
On 5 May 2017, the Group acquired certain tobacco assets, including a distribution company,
Express Logistic and Distribution EOOD (ELD)
, from Bulgartabac Holding AD in Bulgaria. The assets acquired, including brands and other intangibles of £117 million, were purchased for a total consideration of £110 million, of which £28 million was contingent upon future performance in the market. £14 million of this was paid during 2018 and £13 million of this was paid during 2019. Subsequently, ELD was disposed of in 2019 at carrying value.
On 4 January 2017, the Group completed the acquisition of 100% of
Winnington Holding AB
, a Swedish manufacturer of ‘white’ snus, for a purchase price of £31 million. Goodwill of £8 million and brands and similar intangibles of £28 million were recognised. £8 million of the consideration was contingent on post-acquisition targets being met and was substantially settled in January 2019.
On 17 November 2015, the Group acquired 100% of
Blue Nile Cigarette Company Limited
from a private shareholder. The fair value of the consideration payable was £45 million of which £8 million was contingent on achievement of certain post-acquisition targets. Subsequent payments in respect of this were £1 million in 2016, £5 million in 2017, £1 million in 2018 and £1 million in 2019.
On 30 September 2015, the Group acquired
TDR
and other tobacco and retail assets from Adris Grupa d.d. (Adris) for a total enterprise value of
€
550 million. Part of the consideration was contingent upon certain targets being met post-acquisition, and £5 million of this was paid in January 2017. In 2019, the Group reached an agreement with Adris regarding the level of contingent consideration such that any remaining amounts would not be paid by the Group and the Group received
€
3 million in full and final settlement of all claims between Adris and the Group. Consequently,
€
9 million of cash and deferred consideration was recognised as other income (note 7).
(b) Non-controlling interests
In 2021, the Group made a capital contribution to
Brascuba Cigarrillos S.A.
at a cost of £6 million (2020: £17 million; 2019: £20 million). This contribution was in proportion to a capital contribution made by the non-controlling interest to the company and as such, the Group’s shareholding remains unchanged.
In addition, in 2021, as part of a Voluntary Tender Offer for the non-controlling interests of the Group’s Indonesian subsidiary, the Group acquired 0.2% additional shares at a cost of £4 million as explained in note 30.
Also in 2021, the Group acquired a further 2.7% in
Hrvatski Duhani d.d. Tobacco Leaf Processing
at a cost of £1 million.
(c) Other transactions
(i) Organigram
On 11 March 2021, the Group announced a strategic collaboration agreement with Organigram Inc., a wholly owned subsidiary of publicly traded Organigram Holdings Inc. (collectively, Organigram). Under the terms of the transaction, a Group subsidiary acquired a 19.9% equity stake in Organigram Holdings Inc. (listed on both the Nasdaq and Toronto Stock Exchange under the symbol ‘OGI’) to become its largest shareholder, with the ability to appoint two directors to Organigram Holdings Inc.’s board of directors and representation on its investment committee. At closing, one BAT nominee, Mr. Jeyan Heper, was added to the board. A second nominee and a replacement for Mr. Heper, who resigned on 31 October 2021, are expected to be proposed in due course. The Group accounts for the investment as an associate.
The Group’s investment provides a significant injection of capital for Organigram that will enable them to expand and accelerate their R&D and product development activities and support business expansion. The Group’s investment of £129 million has been allocated against the Group’s share of Organigram’s net assets, including the recognition of £49 million of intangibles, and goodwill of £30 million, which represents a strategic premium to enter the legal cannabis market in North America.
During 2021, Organigram acquired all of the issued and outstanding shares of The Edibles & Infusions Corporation (EIC) for an initial consideration of CAD$22 million, payable in shares.
Organigram also acquired all of the issued and outstanding shares of Laurentian Organic Inc. for consideration of CAD$36 million, payable in cash and shares. The impact of these transactions on the Group was not material. As a result of these transactions, the Group’s shareholding was reduced to 18.8%. Potential additional shares are payable on both transactions upon the acquired businesses achieving certain earnout milestones. The transactions and results of these changes are immaterial to the Group and organic measures, excluding the results of these acquisitions, are not presented.
(ii) Other acquisitions
During 2021, the Group increased its ownership of a wholesale producer and distributor operating in the agriculture sector based in Uzbekistan,
FE “Samfruit” JSC
to 42.61%, for £1 million. During 2020, the ownership was increased to 38.63%, for £5 million.
On 20 October 2020, the Group acquired the formulations, brands, associated know-how and other relevant assets owned by
Dryft Sciences, LLC
(DSL) relating to its white nicotine pouch products for consideration of up to US$150 million payable in accordance with the achievement of certain milestones. The transaction has been accounted for as an asset acquisition, rather than as a business combination, as the intellectual property and associated assets acquired do not represent an integrated set of activities required by IFRS for business combination accounting. Consequently, the consideration payable has been assigned to the acquired assets by relative fair value.
On 10 January 2019, the Group acquired a minority stake in
AYR Limited
, a vapour technology company based in the UK, for £8 million, with the potential to increase this in the future. The investment terms also provide for the Group and AYR to agree a commercial collaboration agreement under which the Group and AYR will jointly develop future vaping products.
(d) Disposals
On 25 June 2021, the Group agreed to dispose of its Iranian subsidiary,
B.A.T. Pars Company PJSC
(BAT Pars) to DTM ME FZE LLC. Accordingly, BAT Pars was classified as held-for-sale at that date and £152 million of assets, primarily comprised £98 million of cash and cash equivalents, £38 million of inventory and £14 million of property, plant and equipment, were transferred to held-for-sale assets. Also, £24 million of liabilities, primarily comprised £10 million of trade creditors and £8 million of corporation tax payable, were transferred to held-for-sale liabilities. Subsequently an impairment charge and associated costs of £88 million was recognised in the income statement and treated as an adjusting item.
Completion took place on 6 August 2021. The value of the consideration, in Euros, is subject to the finalisation of the completion accounts process, as well as various other matters, with payment deferred until September 2022. Discounted estimated proceeds of £45 million have been recognised as a current receivable. At 31 December 2021, a credit of £2 million was recognised in operating profit in relation to a partial unwind of discounting on the deferred proceeds. In addition, £272 million in respect of foreign exchange previously recognised in other comprehensive income has been reclassified to the income statement. The financial impact of this has also been treated as an adjusting item.
The held-for-sale impairment charge of £83 million and the foreign exchange reclassification of £272 million which were charged to the income statement have been included as non-cash items in the cash flow statement.
In compliance with IAS 7
Statement of cash flows,
the £98 million of cash and cash equivalents held at the date of disposal have been reported as a cash outflow under investing activities.
In addition, £24 million of related investments held at fair value were provided against as a charge to net finance costs given uncertainties regarding recovery of these funds.